Performance Management - American Century ETF Trust	Jan. 01, 2026
Avantis All Equity Markets ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 11.29% Lowest Performance Quarter (3Q 2023): -1.91% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 16.33%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis All Equity Markets ETF | Avantis All Equity Markets ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	11.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(1.91%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Avantis All Equity Markets Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI ACWI IMI Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI ACWI IMI Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 7.66% Lowest Performance Quarter (4Q 2024): -1.61% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 16.54%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis All Equity Markets Value ETF | Avantis All Equity Markets Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.66%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(1.61%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis All International Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 7.18% Lowest Performance Quarter (4Q 2024): -7.02% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 30.87%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis All International Markets Equity ETF | Avantis All International Markets Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	30.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.18%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(7.02%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis All International Markets Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 7.42% Lowest Performance Quarter (4Q 2024): -6.90% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 31.99%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis All International Markets Value ETF | Avantis All International Markets Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	31.99%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.42%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.90%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis Core Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 7.00% Lowest Performance Quarter (1Q 2022): -6.72% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.67%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Core Fixed Income ETF | Avantis Core Fixed Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.00%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.72%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Avantis Core Municipal Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 6.62% Lowest Performance Quarter (1Q 2022): -6.09% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 1.85%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Core Municipal Fixed Income ETF | Avantis Core Municipal Fixed Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	1.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Avantis Credit ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 21.67% Lowest Performance Quarter (1Q 2020): -27.72% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 28.92%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Equity ETF | Avantis Emerging Markets Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	28.92%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	21.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(27.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis Emerging Markets ex-China Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Small Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 6.90% Lowest Performance Quarter (4Q 2024): -7.56% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 20.63%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Small Cap Equity ETF | Avantis Emerging Markets Small Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	20.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.90%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(7.56%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis Emerging Markets Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI Emerging Markets IMI Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI Emerging Markets IMI Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 12.09% Lowest Performance Quarter (2Q 2022): -12.96% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 25.38%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Value ETF | Avantis Emerging Markets Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	25.38%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	12.09%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(12.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Avantis Inflation Focused Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 9.95% Lowest Performance Quarter (4Q 2024): -6.15% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.14%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Inflation Focused Equity ETF | Avantis Inflation Focused Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.14%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	9.95%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.15%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 17.92% Lowest Performance Quarter (1Q 2020): -26.33% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 31.10%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Equity ETF | Avantis International Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	31.10%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	17.92%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(26.33%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis International Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI World ex USA Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI World ex USA Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 19.97% Lowest Performance Quarter (2Q 2022): -13.52% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 32.76%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Large Cap Value ETF | Avantis International Large Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	32.76%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	19.97%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(13.52%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Avantis International Small Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 8.96% Lowest Performance Quarter (4Q 2024): -6.68% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 32.32%
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Small Cap Equity ETF | Avantis International Small Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	32.32%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	8.96%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.68%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis International Small Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 22.47% Lowest Performance Quarter (1Q 2020): -34.03% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 40.03%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Small Cap Value ETF | Avantis International Small Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	40.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	22.47%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(34.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis Moderate Allocation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for a blended index, which the advisor considers to be more representative of the fund’s investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for a blended index, which the advisor considers to be more representative of the fund’s investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 5.99% Lowest Performance Quarter (4Q 2024): 1.40% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 13.17%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Moderate Allocation ETF | Avantis Moderate Allocation ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	5.99%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	1.40%
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis Real Estate ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the S&P Global REIT Index®, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the S&P Global REIT Index®, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 16.59% Lowest Performance Quarter (2Q 2022): -15.22% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 9.53%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Real Estate ETF | Avantis Real Estate ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	16.59%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(15.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Avantis Responsible Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 9.38% Lowest Performance Quarter (4Q 2024): -7.05% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 27.24%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Responsible Emerging Markets Equity ETF | Avantis Responsible Emerging Markets Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	27.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	9.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(7.05%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis Responsible International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 11.37% Lowest Performance Quarter (4Q 2024): -6.70% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 30.67%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Responsible International Equity ETF | Avantis Responsible International Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	30.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	11.37%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.70%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Avantis Responsible U.S. Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 13.68% Lowest Performance Quarter (3Q 2023): -3.67% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 12.11%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Responsible U.S. Equity ETF | Avantis Responsible U.S. Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.11%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	13.68%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(3.67%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Avantis Short-Term Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. 1-5 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 3.28% Lowest Performance Quarter (1Q 2022): -3.54% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 5.24%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Short-Term Fixed Income ETF | Avantis Short-Term Fixed Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.24%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	3.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(3.54%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Avantis Total Equity Markets ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 22.61% Lowest Performance Quarter (1Q 2020): -24.70% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 13.18%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Equity ETF | Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.18%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	22.61%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(24.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis U.S. Large Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 11.32% Lowest Performance Quarter (2Q 2024): 1.90% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 14.13%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com.
Avantis U.S. Large Cap Equity ETF | Avantis U.S. Large Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	14.13%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	11.32%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	1.90%
Lowest Quarterly Return, Date	Jun. 30, 2024
Avantis U.S. Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 13.74% Lowest Performance Quarter (2Q 2022): -14.28% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 9.44%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Large Cap Value ETF | Avantis U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.44%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	13.74%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(14.28%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Avantis U.S. Mid Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 10.79% Lowest Performance Quarter (2Q 2024): -4.27% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 8.00%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com.
Avantis U.S. Mid Cap Equity ETF | Avantis U.S. Mid Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	10.79%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(4.27%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Avantis U.S. Mid Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell Midcap Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell Midcap Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 12.15% Lowest Performance Quarter (2Q 2024): -4.15% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.53%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com.
Avantis U.S. Mid Cap Value ETF | Avantis U.S. Mid Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.53%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	12.15%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(4.15%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Avantis U.S. Quality ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Small Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 2000® Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 2000® Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 15.75% Lowest Performance Quarter (2Q 2024): -4.21% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.29%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Small Cap Equity ETF | Avantis U.S. Small Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	15.75%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(4.21%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Avantis U.S. Small Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 33.34% Lowest Performance Quarter (1Q 2020): -42.29% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 4.54%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Small Cap Value ETF | Avantis U.S. Small Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.54%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	33.34%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(42.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Century California Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	americancentury.com
American Century Diversified Corporate Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. Intermediate Corporate Bond Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. Intermediate Corporate Bond Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 7.56% Lowest Performance Quarter (1Q 2022): -5.52% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 7.27%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Market Index Changed	The investment advisor selected a different index for comparison purposes. The advisor believes the Bloomberg U.S. Corporate Bond Index is more reflective of the fund’s strategy as compared to the Bloomberg U.S. Intermediate Corporate Bond Index.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.27%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.56%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(5.52%)
Lowest Quarterly Return, Date	Mar. 31, 2022
American Century Diversified Municipal Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 7.33% Lowest Performance Quarter (1Q 2022): -6.18% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 2.48%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Diversified Municipal Bond ETF | American Century Diversified Municipal Bond ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	7.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.18%)
Lowest Quarterly Return, Date	Mar. 31, 2022
American Century Multisector Floating Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (3Q 2024): 1.84% Lowest Performance Quarter (4Q 2024): 1.27% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 3.97%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Multisector Floating Income ETF | American Century Multisector Floating Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.97%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	1.84%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	1.27%
Lowest Quarterly Return, Date	Dec. 31, 2024
American Century Multisector Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 6.58% Lowest Performance Quarter (2Q 2022): -5.20% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.78%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Multisector Income ETF | American Century Multisector Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.78%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.58%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(5.20%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Quality Diversified International ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the American Century Quality Diversified International Equity Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the American Century Quality Diversified International Equity Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 21.25% Lowest Performance Quarter (1Q 2020): -21.54% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 30.65%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Quality Diversified International ETF | American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	30.65%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	21.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(21.54%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Century Select High Yield ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the ICE BofA US High Yield Constrained (BB-B) Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the ICE BofA US High Yield Constrained (BB-B) Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 6.54% Lowest Performance Quarter (2Q 2022): -9.79% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.85%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Select High Yield ETF | American Century Select High Yield ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.85%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.54%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(9.79%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Short Duration Strategic Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Bloomberg U.S. 1-3 Year Government/Credit Bond Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 3.32% Lowest Performance Quarter (2Q 2023): -0.06% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 5.08%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Short Duration Strategic Income ETF | American Century Short Duration Strategic Income ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.08%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	3.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(0.06%)
Lowest Quarterly Return, Date	Jun. 30, 2023
American Century Small Cap Growth Insights ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	americancentury.com
American Century Small Cap Value Insights ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	americancentury.com
American Century U.S. Quality Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Growth Index and the American Century U.S. Quality Growth Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Growth Index and the American Century U.S. Quality Growth Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 31.62% Lowest Performance Quarter (2Q 2022): -17.94% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 15.00%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	15.00%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	31.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(17.94%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century U.S. Quality Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index and the American Century U.S. Quality Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index and the American Century U.S. Quality Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 15.82% Lowest Performance Quarter (1Q 2020): -26.89% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 7.15%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	15.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(26.89%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 6.90% Lowest Performance Quarter (1Q 2022): -6.71% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 6.70%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.70%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	6.90%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(6.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Avantis Emerging Markets Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 21.51% Lowest Performance Quarter (1Q 2020): -26.98% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 26.60%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund, Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	26.60%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	21.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(26.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis International Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 17.50% Lowest Performance Quarter (1Q 2020): -25.60% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 30.15%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Equity Fund | Avantis International Equity Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	30.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	17.50%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(25.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis International Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the MSCI World ex USA Small Cap Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 21.74% Lowest Performance Quarter (1Q 2020): -33.75% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 38.43%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	38.43%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	21.74%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(33.75%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis U.S. Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (2Q 2020): 22.63% Lowest Performance Quarter (1Q 2020): -23.87% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 12.89%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	22.63%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(23.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Avantis U.S. Large Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 11.36% Lowest Performance Quarter (2Q 2024): -1.82% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 8.81%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	11.36%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(1.82%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Avantis U.S. Small Cap Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. This information indicates the volatility of the fund’s historical returns from year to year. For current performance information, please visit avantisinvestors.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information is designed to help you see how fund returns can vary.
Performance One Year or Less [Text]	The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund.
Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Small Cap Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit avantisinvestors.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 2000® Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2020): 34.51% Lowest Performance Quarter (1Q 2020): -41.60% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 5.98%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
The after-tax returns are shown only for Institutional Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	avantisinvestors.com
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	34.51%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(41.60%)
Lowest Quarterly Return, Date	Mar. 31, 2020
American Century Focused Dynamic Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Growth Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Growth Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 15.82% Lowest Performance Quarter (2Q 2022): -27.35% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 16.42%.
Performance Table Heading	Average Annual Total ReturnsFor the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Focused Dynamic Growth ETF | American Century Focused Dynamic Growth ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	16.42%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	15.82%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(27.35%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Focused Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Value Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2022): 14.99% Lowest Performance Quarter (2Q 2022): -7.29% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 12.15%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Focused Large Cap Value ETF | American Century Focused Large Cap Value ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	12.15%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	14.99%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(7.29%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Large Cap Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (4Q 2023): 11.91% Lowest Performance Quarter (2Q 2022): -16.78% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 9.90%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Large Cap Equity ETF | American Century Large Cap Equity ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	9.90%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	11.91%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(16.78%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell 1000® Growth Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Additional Market Index [Text]	The table also shows returns for the Russell 1000® Growth Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2023): 15.08% Lowest Performance Quarter (2Q 2022): -21.53% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 13.19%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Large Cap Growth ETF | American Century Large Cap Growth ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	13.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	15.08%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(21.53%)
Lowest Quarterly Return, Date	Jun. 30, 2022
American Century Mid Cap Growth Impact ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell Midcap® Growth Index, which the advisor considers to be more representative of the fund's investment strategy. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The table also shows returns for the Russell Midcap® Growth Index, which the advisor considers to be more representative of the fund's investment strategy.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]	Highest Performance Quarter (1Q 2024): 14.11% Lowest Performance Quarter (2Q 2022): -21.30% As of September 30, 2025, the most recent calendar quarter end, the fund’s year-to-date return was 10.23%.
Performance Table Heading	Average Annual Total Returns For the calendar year ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	americancentury.com
American Century Mid Cap Growth Impact ETF | American Century Mid Cap Growth Impact ETF Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest Performance Quarter
Highest Quarterly Return	14.11%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest Performance Quarter
Lowest Quarterly Return	(21.30%)
Lowest Quarterly Return, Date	Jun. 30, 2022